Investments - Schedule of Available-for-sale Investments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 46,810	¥ 31,235
Unrealized gains, including foreign exchange adjustment	55,563	41,224
Fair Value	¥ 102,373	¥ 72,459